Related party disclosure (Narrative) (Detail) - Major defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Disclosure On Pension And Other Post Employment Benefit Plans [Line Items]
Fees	$ 25	$ 20
Fair value	$ 378	$ 396